Loans Due From Third Parties, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loan Due From Third Parties Abstract
Loans due from third parties description	the balance of loans due from third parties was comprised of loans of $9,273,314, $6,118,425, $5,531,230, $4,948,207 and $144,986 due from five parties. These five interest-bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 4.35% to 14%. The loans of $4,948,207 and $6,118,425 are pledged either with real estate assets or customer’s trade receivables.	the balance of loans due from third parties was comprised of loans of $11,807,096, $6,622,101, $5,306,798 due from three parties, and a non-interest-bearing loan of $0.05 million due from a third party. These three interest-bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $6,622,101 and $5,306,798 are pledged either with real estate assets or customer’s trade receivables.
Net provision	$ 440,494	$ 12,014
Description of loan balance	loan balance of $10,810,184 aged between 180 ~ 365 days, and balance of $8,551,104 aged over one year.